Related-Party Transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Sales of products to related parties	[1]	¥ 671,093	$ 103,145	¥ 334,841	¥ 632,296
Purchase of raw materials and services from related parties	[2]	550,945	$ 84,679	441,461	¥ 656,091
Accounts receivable from related parties	[1]	513,344		538,222		$ 78,900
Prepayments for materials to related party suppliers	[2]	80,551		173,631		12,380
Other amounts due from related parties	[3]	691,323		619,705		106,254
Total due from related parties - current		1,285,218		1,331,558		197,534
Long-term portion of amounts due from related party	[4]	32,000		32,332		4,918
Prepayments for construction of property, plant and equipment to related party suppliers	[5]	420		130		65
Total other due from related parties		420		130		65
Amounts due to related parties	[2]	(313,780)		(393,063)		(48,227)
Short-term sales lease back and financing lease payable due to related parties		(106,424)		(51,808)		(16,357)
Total due to related parties - current		(420,204)		(444,871)		(64,584)
Long-term sales lease back and financing lease payable due to related parties	[6]	¥ (220,915)		¥ (267,367)		$ (33,954)

[1]	The Company sold products of RMB 584,033, RMB 322,646 and RMB 526,989 (US$ 80,997) to the subsidiaries of Yingli Group for the years ended December 31, 2015, 2016 and 2017, respectively. The Company sold PV modules of RMB 5,365, nil and nil to its affiliate, Tibetan Yingli, for the years ended December 31, 2015, 2016 and 2017. In 2017 the Company received RMB 20 million from a related party in payment of an accounts receivable balance that was fully reserved in a prior year, and recorded the recovery as a reduction of general and administrative expense.
[2]	The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 401,690, RMB 204,436 and RMB 265,897 (US$ 40,868) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2015, 2016 and 2017, respectively. The company purchased services of RMB 239,060, RMB 235,448 and RMB 285,048 (US$ 43,811)) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of transaction mentioned above included value-added tax.
[3]	Other amounts due from related parties consists of the following: Year ended December 31, 2016 2017 RMB RMB US$ Loans to Yingli Group and its subsidiaries (i) 399,677 318,988 49,028 Receivables for disposal of subsidiaries (ii) 146,606 208,106 31,985 Receivables for liquidation of an affiliated company (note 9(e)) — 99,340 15,268 Others receivables from miscellaneous transactions 73,422 64,889 9,973 619,705 691,323 106,254
[4]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions are completed and were recorded in long-term portion of amounts due from a related party as of December 31, 2016 and 2017.
[5]	The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.
[6]	The Company entered into several financing lease agreement with related party controlled by Yingli Group. As of December 31, 2016 and 2017, the total outstanding payable within one year was RMB 51,808 and RMB 92,340 (US$ 14,192) over one year was RMB 267,367 and RMB 235,000 (US$36,119), respectively.